Mergers, Acquisitions and Divestitures	12 Months Ended
Dec. 31, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Mergers, Acquisitions and Divestitures
Note 5: Mergers, Acquisitions and Divestitures
Agreement and Plan of Merger with Essential Utilities, Inc.
On October 26, 2025, parent company entered into an Agreement and Plan of Merger (the “Essential Merger Agreement”) with Essential Utilities, Inc. (“Essential”) to combine the two companies in a stock-for-stock
transaction. The Essential Merger Agreement provides that, upon the completion of the proposed merger, Essential’s shareholders will receive 0.305 shares of parent company common stock in exchange for each share of Essential common stock eligible for exchange in the merger. Upon completion of the proposed merger, Essential will be a wholly owned subsidiary of parent company, and parent company will retain its existing name and remain headquartered in Camden, New Jersey. The Company will continue to maintain substantial operations in Pennsylvania, including Essential’s offices in Bryn Mawr, Pennsylvania, and Pittsburgh, Pennsylvania.
Completion of the proposed merger is subject to certain customary conditions, including, among others, the receipt of required approvals from all applicable public utility commissions on such terms and conditions that would not, individually or in the aggregate, result in a Burdensome Effect (as defined in the Essential Merger Agreement), and the expiration or termination of the applicable waiting period under the Hart-Scott-Rodino Antitrust Improvements Act of 1976. There can be no guarantee that all of the closing conditions and approvals will be satisfied, and the failure to complete the proposed merger on a timely basis or at all may adversely affect the Company’s financial condition and results of operations. The Company currently estimates that the closing of the proposed merger will occur by the end of the first quarter of 2027. For the year ended December 31, 2025, $13 million of merger related costs were included in Operation and maintenance expense in the Consolidated Statements of Operations.
Acquisitions - Regulated Businesses
During 2025, the Company closed on 18 acquisitions of various regulated water and wastewater systems for a total aggregate purchase price of $83 million, of which $81 million was funded in 2025, and which acquisitions added approximately 20,900 water and wastewater customers. This includes the Company’s acquisition of the Audubon Water Company effective May 28, 2025, for a total consideration of $7 million, in the form of 48,381 shares of parent company common stock, net of an indemnity escrow claim, and the Company’s acquisition of Appalachian Utilities Inc. effective October 27, 2025, for a total consideration of $4 million, in the form of

25,159 shares of parent company common stock. Assets acquired from all 2025 acquisitions, principally utility plant, totaled $107 million and liabilities assumed totaled $36 million, including assumed debt of $12 million. The Company recorded goodwill of $12 million associated with six of its acquisitions, which is reported in the Company’s Regulated Businesses segment. Eight of these acquisitions were accounted for as business combinations. The preliminary purchase price allocations related to acquisitions accounted for as business combinations will be finalized once the valuation of assets acquired has been completed, no later than one year after their respective acquisition date.
During 2024, the Company closed on 13 acquisitions of various regulated water and wastewater systems for a total aggregate purchase price of $417 million, of which $415 million was funded in 2024, adding approximately 69,500 water and wastewater customers. Assets acquired from all 2024 acquisitions, principally utility plant, totaled $426 million and liabilities assumed totaled $10 million. The Company also recorded goodwill of $1 million. Seven of these acquisitions were accounted for as business combinations.
The pro forma impact of the Company’s business combinations was not material to the Consolidated Statements of Operations for the years ended December 31, 2025, 2024 and 2023.
Secured Seller Promissory Note from the Sale of Homeowner Services Group
On December 9, 2021, the Company sold all of the equity interests in subsidiaries that comprised HOS to a wholly owned subsidiary (the “Buyer”) of funds advised by Apax Partners LLP, a global private equity advisory firm, for total consideration of approximately $1.275 billion. The consideration at closing was comprised of $480 million in cash, a secured seller note payable in cash and issued by the Buyer in the principal amount of $720 million, with an interest rate of 7.00% per year, and a contingent cash payment of $75 million payable upon satisfaction of certain conditions on or before December 31, 2023.
On February 2, 2024, this note was amended to increase the principal amount from $720 million to $795 million, in full satisfaction of the $75 million contingent cash payment payable under the HOS sale agreement. In addition, the interest rate payable on the secured seller note increased from 7.00% per year to 10.00% per year until maturity. As of December 31, 2025, this note was included as a current asset on the Consolidated Balance Sheets. The Company recognized $80 million, $77 million, and $50 million of interest income during the years ended December 31, 2025, 2024 and 2023, respectively, from this note. On February 13, 2026, the Company received payment of all amounts payable under the secured seller promissory note in full satisfaction of the Buyer’s obligations thereunder.